MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cost [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	$ 545,151	$ 460,183
Capitalized expenditures	44,426	35,145
Acquisition (Note 3)	13,135	16,660
Environmental rehabilitation	812	(1,610)
Derecognition	(185)
Foreign currency translation impact	16,709	34,773
Balance at end of year	620,048	545,151
Impairment and accumulated depletion [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	(267,722)	(235,597)
Depletion	(18,569)	(16,340)
Derecognition	185
Foreign currency translation impact	(7,494)	(15,785)
Balance at end of year	(293,600)	(267,722)
Carrying amounts [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	277,429
Balance at end of year	326,448	277,429
Producing and development properties YMD [Member] | Cost [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	348,000	293,136
Capitalized expenditures	37,307	31,138
Acquisition (Note 3)
Environmental rehabilitation	(68)	(1,268)
Derecognition
Foreign currency translation impact	12,096	24,994
Balance at end of year	397,335	348,000
Producing and development properties YMD [Member] | Impairment and accumulated depletion [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	(122,977)	(100,390)
Depletion	(15,974)	(13,921)
Derecognition
Foreign currency translation impact	(4,313)	(8,666)
Balance at end of year	(143,264)	(122,977)
Producing and development properties YMD [Member] | Carrying amounts [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	225,023
Balance at end of year	254,071	225,023
Producing and development properties BYP [Member] | Cost [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	64,609	63,572
Capitalized expenditures		30
Acquisition (Note 3)
Environmental rehabilitation	(18)	(135)
Derecognition
Foreign currency translation impact	501	1,142
Balance at end of year	65,092	64,609
Producing and development properties BYP [Member] | Impairment and accumulated depletion [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	(57,264)	(56,688)
Depletion
Derecognition
Foreign currency translation impact	(257)	(576)
Balance at end of year	(57,521)	(57,264)
Producing and development properties BYP [Member] | Carrying amounts [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	7,345
Balance at end of year	7,571	7,345
Producing and development properties GC [Member] | Cost [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	115,610	103,311
Capitalized expenditures	4,507	3,890
Acquisition (Note 3)
Environmental rehabilitation	898	(207)
Derecognition
Foreign currency translation impact	3,891	8,616
Balance at end of year	124,906	115,610
Producing and development properties GC [Member] | Impairment and accumulated depletion [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	(87,296)	(78,355)
Depletion	(2,595)	(2,419)
Derecognition
Foreign currency translation impact	(2,924)	(6,522)
Balance at end of year	(92,815)	(87,296)
Producing and development properties GC [Member] | Carrying amounts [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	28,314
Balance at end of year	32,091	28,314
Exploration and evaluation properties RZY [Member] | Cost [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	185	164
Capitalized expenditures
Acquisition (Note 3)
Environmental rehabilitation
Derecognition	(185)
Foreign currency translation impact		21
Balance at end of year		185
Exploration and evaluation properties RZY [Member] | Impairment and accumulated depletion [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	(185)	(164)
Depletion
Derecognition	185
Foreign currency translation impact		(21)
Balance at end of year		(185)
Exploration and evaluation properties RZY [Member] | Carrying amounts [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year
Balance at end of year
Exploration and evaluation properties Kuanping [Member] | Cost [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year
Capitalized expenditures	24
Acquisition (Note 3)	13,135
Environmental rehabilitation
Derecognition
Foreign currency translation impact	221
Balance at end of year	13,380
Exploration and evaluation properties Kuanping [Member] | Impairment and accumulated depletion [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year
Depletion
Derecognition
Foreign currency translation impact
Balance at end of year
Exploration and evaluation properties Kuanping [Member] | Carrying amounts [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year
Balance at end of year	13,380
Exploration and evaluation properties La Yesca [Member] | Cost [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	16,747
Capitalized expenditures	2,588	87
Acquisition (Note 3)		16,660
Environmental rehabilitation
Derecognition
Foreign currency translation impact
Balance at end of year	19,335	16,747
Exploration and evaluation properties La Yesca [Member] | Impairment and accumulated depletion [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year
Depletion
Derecognition
Foreign currency translation impact
Balance at end of year
Exploration and evaluation properties La Yesca [Member] | Carrying amounts [Member]
MINERAL RIGHTS AND PROPERTIES (Details) - Schedule of Mineral Rights and Properties [Line Items]
Balance at beginning year	16,747
Balance at end of year	$ 19,335	$ 16,747